Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill.
Schedule of goodwill

	December 31,	December 31,
(In thousands)	2021	2022
Beginning balance	22,607	23,136
Foreign currency translation adjustment	529	(1,957)
Ending balance	23,136	21,179